Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (812,199)	$ (831,245)	$ (714,832)
Intangible assets, net	31,504	11,859	156,737
Apps and virtual technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 843,703	$ 843,104	844,246
Apps and virtual technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	3 years
Apps and virtual technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	infinite
Intangible assets, gross			$ 27,323